DISCLOSURE OF CHANGES IN NUMBER OF SHARES - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury stock	(2,169,178)	(267,752)	(197,209)
Common Stock - Outstanding	102,068,981	103,790,932	103,618,976
Common Stock
Beginning balance	104,058,684	103,816,185	103,614,553
Issuance of stock	179,475	242,499	201,632
Balance at end of year	104,238,159	104,058,684	103,816,185
Preferred Stock
Beginning balance	2,006,391	2,006,391	2,006,391
Balance at end of year	2,006,391	2,006,391	2,006,391